PATENTS (Details) - Schedule of Finite-Lived Intangible Assets - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Finite-Lived Intangible Assets [Abstract]
Total Patents	$ 77,722	$ 77,722	$ 77,743
Accumulated Amortization	(70,940)	(70,488)	(65,951)
Patent costs, net	$ 6,782	$ 7,234	$ 11,792